Material accounting policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Polices [Line Items]
Lease Term	12 months	12 months
Foreign currency translation	¥ 6.4	$ 0.9	¥ 25.1
Current advance from contract liabilities	101.1		33.5
Subsidiaries [member]
Summary of Significant Accounting Polices [Line Items]
Net loss attributable to non controlling interests	¥ 0.2		¥ 0.0
Bottom of range [member]
Summary of Significant Accounting Polices [Line Items]
Lease Term	3 months	3 months
Proportion of ownership interest in associate	20.00%	20.00%
Top of range [member]
Summary of Significant Accounting Polices [Line Items]
Lease Term	5 years	5 years
Proportion of ownership interest in associate	50.00%	50.00%